Income Tax and social contribution and Other Taxes	12 Months Ended
Dec. 31, 2021
Income Tax and social contribution and Other Taxes
Income Tax and social contribution and Other Taxes
10.     Income Tax and social contribution and Other Taxes

10.1              Reconciliation of the income tax and social contribution expense:

	12/31/2021	12/31/2020	12/31/2019
Net income before taxes	563,008	496,187	1,099,861
Statutory rate	34%	34%	34%
Expected income tax and social contribution, calculated with statutory rate	(191,423)	(168,704)	(373,953)
Permanent additions
Non-deductible expenses	(483)	(604)	(1,559)
Non-deductible management’ benefits	(3,476)	(2,256)	(2,591)
Others	-	(3,010)	-
Permanent exclusions
Donations	-	3,691	11,296
Tax incentive - Hunger Prevention Program	952	1,264	1,293
Goodwill amortization	-	23,532	70,673
Dividends (interest on capital)	101,320	-	-
Other	-	-	15,660
Additions (reversal) of income taxes and social contribution temporary differences
Additions (reversal) of income taxes and social contribution temporary differences	6,026	10,913	(26,648)
Income tax in profit or loss for the year	(87,084)	(135,174)	(305,829)
Effective tax rate	15%	27%	28%

Current	(36,551)	(127,984)	(330,012)
Deferred	(50,533)	(7,190)	24,183

Under Brazilian tax law, temporary differences and tax losses can be carried forward indefinitely, however the loss carryforward can only be used to offset up to 30 % of taxable profit for the year.

10.2              Deferred income tax assets and liabilities

Breakdown of deferred tax assets	12/31/2021	12/31/2020
Provision for tax, civil and labor risks	5,105	3,884
Provision for investments losses	-	80
Provision for personal bonuses	21,849	23,144
Provision for other expenses (1)	46,029	37,249
IFRS 16 adjustments	7,969	6,112
Provisions for expected credit losses	2,329	3,390
Tax credit - spin-off (2)	338,753	-
Total	422,034	73,859

(1) Refers substantially to accruals related to accounts payable and transfers costs to debit and credit cards brands.

(2) Refers tax credit related the spin-off. See note 1 “The spin-off of Getnet from Banco Santander (Brasil) S.A.” for further details.

Estimate of tax credit realization	12/31/2021
Consolidated
2022	152,173
2023	90,266
2024	79,962
2025	79,707
2026 to 2030	19,926
Total	422,034

Breakdown of deferred tax liabilities	12/31/2021	12/31/2020
Other temporary differences	3,345	7,876
Total	3,345	7,876

10.3Income taxes payables and other tax payables

	12/31/2021	12/31/2020
Taxes on revenue (PIS and COFINS)	17,547	9,552
Income taxes	6,534	22,276
Withholding income tax (IRRF)	1,724	3,022
Tax on services (ISS)	4,902	6,560
Other taxes	269	310
Total	30,976	41,720

Accounting policy

The provisions for current taxes are recognized at a 15% rate plus 10% surtax for income tax and a 9% rate for social contribution on profit adjusted according to the prevailing tax law.

Deferred income tax and social contribution are entirely recognized on temporary differences between assets and liabilities recognized for tax purposes and the carrying amounts of assets and liabilities in the consolidated financial statements. Deferred income tax and social contribution are determined based on the tax rates and tax law in effect at the date the consolidated financial statements are prepared and applicable when the related income tax and social contribution are realized. The recovery of the balance of deferred tax assets is reviewed on a quarterly basis and, when it is no longer probable that future taxable income will be available to allow the recovery of all or part of the assets, these are adjusted for the expected recoverable amount.

Current and deferred taxes are recognized in profit or loss unless they are related to items recognized directly in equity.

Taxes on revenue is related to PIS and COFINS that are contributions levied by the Brazilian Federal government on gross revenues. These amounts are invoiced to and collected from the Company’s customers and recognized as deductions to gross revenue (Note 13 a)) against tax liabilities, as we are acting as tax withholding agents on behalf of the tax authorities. PIS and COFINS paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Recoverable taxes and are offset on a monthly basis against Taxes payable (Note 10.3) and presented net, as the amounts are due to the same tax authority.

Taxes on services is related to ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to the Company’s customers for the services the Company renders. These are recognized as deductions to gross revenue (Note 13 a)) against tax liabilities, as the Group acts as agent collecting these taxes on behalf of municipal governments.

Estimates and critical accounting judgments

The amounts of provisions for deferred taxes arise from temporary differences caused mainly by temporarily non-deductible provisions and are classified in current and non-current assets and current and non-current liabilities, as applicable. Deferred taxes are recognized to reflect the future tax effects attributable to temporary differences between the tax base of assets and liabilities and their corresponding carrying amounts.